SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,904	$2,202	$2,048	$2,178
Gross profit	1,466	1,005	1,783	1,859
R&D expenses	184	132	228	220
S&M expenses	415	295	458	417
Segment profit	$867	$578	$1,097	$1,222

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$7,368	$7,289	$6,471	$6,224
Gross profit	3,537	3,487	5,632	5,345
R&D expenses	445	377	702	655
S&M expenses	1,027	1,004	1,393	1,360
Segment profit	$2,065	$2,106	$3,537	$3,330

	Three months ended		Nine months ended
	September 30,		September 30,
	2016	2015	2016	2015

	U.S.$ in millions

Generic medicines profit	$867	$578	$2,065	$2,106
Specialty medicines profit	1,097	1,222	3,537	3,330
Total segment profit	1,964	1,800	5,602	5,436
Profit of other activities	134	58	198	164
	2,098	1,858	5,800	5,600
Amounts not allocated to segments:
Amortization	429	203	811	637
General and administrative expenses	310	316	925	948
Impairments, restructuring and others	(410)	384	421	968
Legal settlements and loss contingencies	533	(80)	674	531
Other unallocated amounts (1)	471	25	678	95

Consolidated operating income	765	1,010	2,291	2,421
Financial expenses - net	150	697	553	930
Consolidated income before income taxes	$615	$313	$1,738	$1,491

(1) Other unallocated amounts include inventory step-up, remediation expenses, and in process research and development expenses.

Segment revenues by geographic area:
	Three months ended		Nine months ended
	September 30,		September 30,

	2016	2015	2016	2015

	U.S.$ in millions
Generic Medicines
United States	$1,293	$1,032	$3,161	$3,797
Europe*	829	661	2,160	2,006
Rest of the World	782	509	2,047	1,486
Total Generic Medicines	2,904	2,202	7,368	7,289
Specialty Medicines
United States	1,558	1,701	5,007	4,802
Europe*	406	369	1,214	1,152
Rest of the World	84	108	250	270
Total Specialty Medicines	2,048	2,178	6,471	6,224
Other Revenues
United States	12	1	19	8
Europe*	175	169	510	508
Rest of the World	424	273	1,043	742
Total Other Revenues	611	443	1,572	1,258
Total Revenues	$5,563	$4,823	$15,411	$14,771

*	All members of the European Union, Switzerland, Norway, Albania, Iceland and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines:
	Three months ended		Nine months ended
	September 30,		September 30,
	2016	2015	2016	2015

	U.S. $ in millions

CNS	$1,302	$1,366	$4,040	$3,939
Copaxone®	1,061	1,085	3,208	3,063
Azilect®	101	92	322	304
Nuvigil®	21	97	175	273
Respiratory	270	285	949	803
ProAir®	118	149	426	401
QVAR®	96	92	346	273
Oncology	269	326	871	883
Treanda® and Bendeka™	149	207	511	543
Women's health	109	115	336	354
Other Specialty	98	86	275	245
Total Specialty Medicines	$2,048	$2,178	$6,471	$6,224